Loss Before Income Tax - Additional Information (Details) - Grunenthal - USD ($)		1 Months Ended			12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2019	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payment received	$ 15,000,000.0	$ 17,500,000		$ 15,000,000.0		$ 17,500,000
Milestone payment received			$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines		20.00%				20.00%
Cumulative milestone payments reachable amount		$ 1,000,000,000				$ 1,000,000,000
Revenue recognized relation to patent license agreement					$ 0	0	$ 0
Clinical, Manufacturing, Regulatory and Reimbursement Approval | Top of Range
Disclosure Of Loss Before Income Tax Line Item
Non-refundable upfront payments receivable		$ 112,500,000				$ 112,500,000